COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost	$ 2,923	$ 2,783
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	2,221	2,200
In two to five years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	696	583
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 6	$ 1